Consolidated Statements of Comprehensive Income (FY) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized holding losses arising during the year, tax benefit	$ 134,439	$ (270,461)	$ 580,433	$ (468,293)	$ 55,405	$ (326,697)
Reclassification adjustment for gains included in net income, tax expense	$ (280)	$ 0	$ (280)	$ 0	$ 54,533	$ 76,422